Consolidated and Combined Statements of Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Revenue	$ 17,179	$ 13,082
Costs and expenses:
Selling, general and administrative expenses	2,535	1,926
Restructuring, impairment and other	412	516
Merger and related costs	373	33
Total costs and expenses	17,463	12,625
Operating income (loss)	(284)	457
Other non operating income, net	80	3
Interest expense, net	(131)	(102)
Income (loss) before income taxes and equity in loss of affiliate	(335)	358
Equity in loss of affiliate	(11)	0
Provision for income taxes	(45)	(173)
Net income (loss)	(391)	185
Less: Net income attributable to GE O&G pre-merger	42	254
Less: Net loss attributable to noncontrolling interests	(330)	(69)
Net loss attributable to Baker Hughes, a GE company	$ (103)	0
Class A
Costs and expenses:
Basic and diluted loss per share attributable to Baker Hughes (in dollars per share)	$ (0.24)
Cash dividend | Class A
Costs and expenses:
Basic and diluted loss per share attributable to Baker Hughes (in dollars per share)	(0.24)
Cash dividends per share (in dollars per share)	0.35
Special dividend | Class A
Costs and expenses:
Cash dividends per share (in dollars per share)	17.50
Special dividend per share (in dollars per share)	$ 17.5
Product
Revenue:
Revenue	$ 11,062	9,462
Cost of Goods and Services Sold	9,486	7,829
Service
Revenue:
Revenue	6,117	3,620
Cost of Goods and Services Sold	$ 4,657	$ 2,321